LORD ABBETT GLOBAL FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:       Lord Abbett Global Fund, Inc. (the “Registrant”)

1933 Act File No. 033-20309

1940 Act File No. 811-05476

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 48 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 29, 2014.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2603.

Sincerely yours,

/s/ Jessica Di Perna

Jessica Di Perna

Paralegal

Lord, Abbett & Co. LLC